Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule Of Other Financial Instruments In Carrying Values And Fair Values

			December 31, 2012		December 31, 2011
		Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse debt	(a)	3	$1,644,180	$1,656,684	$1,715,779	$1,718,375
Line of credit		3	143,000	143,000	227,000	227,000
Notes receivable	(a)	3	43,394	44,363	55,494	57,025

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges From
Continuing Operations:
Net investments in properties (a)	$4,876	$3,750	$85,462	$7,515	$-	$-
Net investments in direct financing leases (a)	-	10	104,147	1,925	6,608	1,276
Equity investments in real estate (b)	4,587	6,879	5,685	3,833	1,226	1,046
Intangible assets	1,024	1,004	-	-	949	-
	$10,487	$11,643	$195,294	$13,273	$8,783	$2,322

Impairment Charges From
Discontinued Operations:
Net investments in properties (a)	$11,125	$7,022	$50,614	$13,341	$17,295	$2,835
Net investments in direct financing leases (a)	7,200	293	35,097	433	32,957	5,697
Intangible assets	5,500	3,979	1,555	449	-	-
	$23,825	$11,294	$87,266	$14,223	$50,252	$8,532